Net sales - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Gross revenue from sales of products and services	R$ 24,040,536	R$ 23,703,245	R$ 19,609,252
Construction revenue	885,630	813,341	415,753
Indirect taxes and deductions	(4,488,331)	(3,905,177)	(3,190,237)
Net sales	R$ 20,437,835	R$ 20,611,409	R$ 16,834,768